Debentures (Tables)	12 Months Ended
Dec. 31, 2022
Debentures Abstract
Schedule of debentures

					Annual
Issue date		Issuer	Series	Maturity	financial charges (%)	2022	2021
mar-2013	(i)	DAC	Only	mar-2025	IPCA + 6%	109,877	150,352
sep-2013	(i)	Cetrel	Only	Sep-2025	126.5% of CDI	34,604	47,109
may-2022		Braskem	1ª	may-2029	CDI + 1,75	770,910	-
may-2022		Braskem	2ª	may-2030 to 2032	CDI + 2,00	248,970	-
aug-2022	(i)	Braskem	Only	aug-2029	CDI + 1,75	786,770	-
nov-2022		Braskem	1ª	nov-2029	CDI + 1,70	1,113,987	-
nov-2022		Braskem	2ª	nov-2030 to 2032	CDI + 1,95	97,159	-
Transactions costs						(10,802)	(543)
						3,151,475	196,918

Current liabilities						127,801	59,088
Non-current liabilities						3,023,674	137,830
Total						3,151,475	196,918

(i)	These debentures were secured by mandatory deposits as disclosed in Note 6.

Schedule of long-term debenture maturity

	2022	2021

2023	-	57,045
2024	58,550	57,096
2025	24,059	23,689
2029	2,600,998	-
2030	113,291	-
2031	113,360	-
2032	113,416	-
Total	3,023,674	137,830